SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2009

Check here if Amendment [ ];                  Amendment Number: ___
     This Amendment (Check only one.):        [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       ASSET ADVISORS CORPORATION
Address:    2814A HILLCREEK DRIVE
            AUGUSTA, GA 30909-6484

Form 13F File Number:    028-06662

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kevin M. Wilson
Title:      Treasurer/CIO
Phone:      706-650-9900

Signature, Place, and Date of Signing:

 /S/ KEVIN M. WILSON              AUGUSTA, GA
 -------------------              -----------            -------------------
      [Signature]                [City, State]                  [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                                -----------
Form 13F Information Table Entry Total:         98
                                                -----------
Form 13F Information Table Value Total:         121701
                                                -----------
                                                (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                     MARKET               INVESTMENT DESCRETION         VOTING AUTHORITY
TITLE                                     CUSIP       VALUE              -------------------------  --------------------------
NAME OF ISSUER                            NUMBER    (1,000'S)  SHARES    A-SOLE  B-SHARED  C-OTHER  A-SOLE  B-SHARED   C-OTHER

* 3M CO COM                              88579Y101    1494      30040     30040    0        0         0       0         30040
* ABBOTT LABS COM                        002824100    1407      29500     29500    0        0         0       0         29500
* ACCENTURE LTD BERMUDA CL A             G1150G111     874      31800     31800    0        0         0       0         31800
* ADVANCED MICRO DEVICES INC COM         007903107      31      10000     10000    0        0         0       0         10000
* AGL RES INC COM                        001204106    1933      72876     72876    0        0         0       0         72876
* AMERICAN EXPRESS CO COM                025816109     452      33175     33175    0        0         0       0         33175
* AT&T INC COM                           00206R102    1079      42814     42814    0        0         0       0         42814
* AUTOMATIC DATA PROCESSING IN COM       053015103     318       9050      9050    0        0         0       0          9050
* BANK OF AMERICA CORPORATION COM        060505104     565      82880     82880    0        0         0       0         82880
* BARRICK GOLD CORP COM                  067901108    1099      33900     33900    0        0         0       0         33900
BERKSHIRE HATHAWAY INC DEL CL B          084670207    3627       1286      1286    0        0         0       0          1286
* BHP BILLITON LTD SPONSORED ADR         088606108    1996      44750     44750    0        0         0       0         44750
* BRISTOL MYERS SQUIBB CO COM            110122108     211       9610      9610    0        0         0       0          9610
* BROWN FORMAN CORP CL B                 115637209    2003      51575     51575    0        0         0       0         51575
* CARNIVAL CORP PAIRED CTF               143658300     469      21700     21700    0        0         0       0         21700
* SCHWAB CHARLES CORP NEW COM            808513105    2129     137380    137380    0        0         0       0        137380
* CHATTEM INC COM                        162456107    1642      29300     29300    0        0         0       0         29300
* CHESAPEAKE ENERGY CORP COM             165167107     198      11600     11600    0        0         0       0         11600
* CHEVRON CORP NEW COM                   166764100     548       8150      8150    0        0         0       0          8150
* CHURCH & DWIGHT INC COM                171340102    6205     118800    118800    0        0         0       0        118800
* CISCO SYS INC COM                      17275R102     843      50285     50285    0        0         0       0         50285
* CLARCOR INC COM                        179895107    1161      46100     46100    0        0         0       0         46100
* COCA COLA CO COM                       191216100    9134     207837    207837    0        0         0       0        207837
* COHU INC COM                           192576106     144      20000     20000    0        0         0       0         20000
* CONOCOPHILLIPS COM                     20825C104    3495      89248     89248    0        0         0       0         89248
CONSOLIDATED WATER CO INC ORD            G23773107     184      17000     17000    0        0         0       0         17000
* COUSINS PPTYS INC COM                  222795106     238      37000     37000    0        0         0       0         37000
CROSS TIMBERS RTY TR TR UNIT             22757R109     385      21175     21175    0        0         0       0         21175
* CVS CAREMARK CORPORATION COM           126650100     237       8635      8635    0        0         0       0          8635
* DEERE & CO COM                         244199105     991      30150     30150    0        0         0       0         30150
* DOVER CORP COM                         260003108     218       8270      8270    0        0         0       0          8270
* DUKE ENERGY CORP NEW COM               26441C105     422      29438     29438    0        0         0       0         29438
* DUKE REALTY CORP COM NEW               264411505     140      25500     25500    0        0         0       0         25500
* DU PONT E I DE NEMOURS & CO COM        263534109     385      17240     17240    0        0         0       0         17240
* LILLY ELI & CO COM                     532457108     368      11000     11000    0        0         0       0         11000
* EMERSON ELEC CO COM                    291011104     240       8400      8400    0        0         0       0          8400
* EQUITY RESIDENTIAL SH BEN INT          29476L107     612      33328     33328    0        0         0       0         33328
* EXXON MOBIL CORP COM                   30231G102    8078     118616    118616    0        0         0       0        118616
* FEDEX CORP COM                         31428X106    2005      45075     45075    0        0         0       0         45075
FIDELITY SOUTHERN CORP NEW COM           316394105      26      10665     10665    0        0         0       0         10665
G & K SVCS INC CL A                      361268105     323      17084     17084    0        0         0       0         17084
* GENERAL DYNAMICS CORP COM              369550108    1630      39200     39200    0        0         0       0         39200
* GENERAL ELECTRIC CO COM                369604103    1499     148238    148238    0        0         0       0        148238
* GOOGLE INC CL A                        38259P508     297        854       854    0        0         0       0           854
* HCP INC COM                            40414L109     283      15874     15874    0        0         0       0         15874
* HERSHEY CO COM                         427866108     747      21510     21510    0        0         0       0         21510
* HOME DEPOT INC COM                     437076102     578      24522     24522    0        0         0       0         24522
* HONEYWELL INTL INC COM                 438516106     703      25250     25250    0        0         0       0         25250
* IDEXX LABS INC COM                     45168D104     920      26600     26600    0        0         0       0         26600
* INTEL CORP COM                         458140100     162      10800     10800    0        0         0       0         10800
* INTERNATIONAL BUSINESS MACHS COM       459200101    3906      40316     40316    0        0         0       0         40316
* INTERNATIONAL GAME TECHNOLOG COM       459902102     622      67450     67450    0        0         0       0         67450
* ISHARES TR DJ US INDEX FD              464287846    2242      57443     57443    0        0         0       0         57443
* ISHARES TR IBOXX INV CPBD              464287242    1082      11500     11500    0        0         0       0         11500
* JOHNSON & JOHNSON COM                  478160104    7250     137839    137839    0        0         0       0        137839
* JOHNSON CTLS INC COM                   478366107     476      39678     39678    0        0         0       0         39678
* JPMORGAN CHASE & CO COM                46625H100     237       8920      8920    0        0         0       0          8920
* KIMBERLY CLARK CORP COM                494368103     522      11312     11312    0        0         0       0         11312
* MEDCO HEALTH SOLUTIONS INC COM         58405U102    2471      59776     59776    0        0         0       0         59776
* MEDICAL PPTYS TRUST INC COM            58463J304      72      19750     19750    0        0         0       0         19750
* MERCK & CO INC COM                     589331107    1637      61210     61210    0        0         0       0         61210
* MICROSOFT CORP COM                     594918104    3378     183860    183860    0        0         0       0        183860
* NEWMONT MINING CORP COM                651639106    1544      34500     34500    0        0         0       0         34500
* NOVELL INC COM                         670006105     405      95000     95000    0        0         0       0         95000
NUVEEN GA DIV ADV MUN FD 2 COM           67072B107     141      12850     12850    0        0         0       0         12850
NUVEEN GA PREM INCOME MUN FD SH BEN INT  67060F102     155      14040     14040    0        0         0       0         14040
* PAYCHEX INC COM                        704326107    2080      81016     81016    0        0         0       0         81016
* PEABODY ENERGY CORP COM                704549104    1482      59200     59200    0        0         0       0         59200
* PEPSICO INC COM                        713448108    1733      33664     33664    0        0         0       0         33664
* PFIZER INC COM                         717081103     344      25230     25230    0        0         0       0         25230
* PHILIP MORRIS INTL INC COM             718172109     984      27650     27650    0        0         0       0         27650
PIMCO CORPORATE OPP FD COM               72201B101     213      26600     26600    0        0         0       0         26600
* POTASH CORP SASK INC COM               73755L107     501       6200      6200    0        0         0       0          6200
* POWERSHARES ETF TRUST DYNA BUYBK ACH   73935X286     198      13800     13800    0        0         0       0         13800
* POWERSHARES ETF TRUST WATER RESOURCE   73935X575     821      68800     68800    0        0         0       0         68800
* PROCTER & GAMBLE CO COM                742718109    3709      78773     78773    0        0         0       0         78773
* REGIONS FINANCIAL CORP NEW COM         7591EP100     166      39079     39079    0        0         0       0         39079
* RIO TINTO PLC SPONSORED ADR            767204100     556       4150      4150    0        0         0       0          4150
* ROYAL DUTCH SHELL PLC SPONS ADR A      780259206    1844      41619     41619    0        0         0       0         41619
* SCHLUMBERGER LTD COM                   806857108     362       8906      8906    0        0         0       0          8906
* SELECT SECTOR SPDR TR SBI INT-ENERGY   81369Y506    1117      26300     26300    0        0         0       0         26300
* SELECT SECTOR SPDR TR SBI INT-TECH     81369Y803    1012      64800     64800    0        0         0       0         64800
* SHAW GROUP INC COM                     820280105     659      24050     24050    0        0         0       0         24050
* SOUTHERN CO COM                        842587107     701      22905     22905    0        0         0       0         22905
* SPDR TR UNIT SER 1                     78462F103     506       6369      6369    0        0         0       0          6369
* ST JOE CO COM                          790148100     452      27000     27000    0        0         0       0         27000
* STERICYCLE INC COM                     858912108    1174      24600     24600    0        0         0       0         24600
* PRICE T ROWE GROUP INC COM             74144T108    4427     153385    153385    0        0         0       0        153385
* TEVA PHARMACEUTICAL INDS LTD ADR       881624209     519      11520     11520    0        0         0       0         11520
TEXAS PAC LD TR SUB CTF PROP I T         882610108     616      23700     23700    0        0         0       0         23700
TIB FINL CORP COM                        872449103     318     110290    110290    0        0         0       0        110290
* TREE COM INC COM                       894675107      92      20000     20000    0        0         0       0         20000
* UNITED TECHNOLOGIES CORP COM           913017109     760      17694     17694    0        0         0       0         17694
* VEOLIA ENVIRONNEMENT SPONSORED ADR     92334N103     422      20200     20200    0        0         0       0         20200
* DISNEY WALT CO COM DISNEY              254687106     857      47190     47190    0        0         0       0         47190
* WASTE MGMT INC DEL COM                 94106L109     412      16100     16100    0        0         0       0         16100
* WATTS WATER TECHNOLOGIES INC CL A      942749102     278      14200     14200    0        0         0       0         14200
* ZIMMER HLDGS INC COM                   98956P102    1518      41600     41600    0        0         0       0         41600